Shareholders' Equity - fair value calculations of warrants issued (Details)			12 Months Ended
	Mar. 10, 2022	Jan. 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	110.00%	110.00%
Risk-free interest	1.90%	1.40%
Expected life in years	5 years	5 years		6 years 3 months	6 years 3 months